Post-Employment Benefits - Summary of Defined Benefit Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit plan expense recognized in net income	$ 1,469	$ 1,421	$ 1,437	$ 4,290	$ 4,312
Pension plan [member]
Disclosure of defined benefit plans [line items]
Current service cost	54	54	55	163	167
Net interest (income) expense	(5)	(4)	(4)	(13)	(10)
Plan administration costs	2	2	2	5	5
Net defined benefit plan expense recognized in net income	51	52	53	155	162
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	3	2	3	8	10
Net interest (income) expense	6	6	7	18	19
Net defined benefit plan expense recognized in net income	$ 9	$ 8	$ 10	$ 26	$ 29